NEWBUILDINGS	6 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
NEWBUILDINGS
NEWBUILDINGS

Movements in the six months ended June 30, 2019 may be summarized as follows;

(in thousands of $)
Balance at December 31, 2018	52,254
Additions, net	139,681
Interest capitalized	391
Transfer to Vessels and Equipment, net	(166,121)
Balance at June 30, 2019	26,205

In the six months ended June 30, 2019, the Company took delivery of two VLCC newbuildings, Front Defender and Front Discovery.

As of June 30, 2019, the Company’s newbuilding program comprised one Suezmax tanker and one VLCC, which are both expected to be delivered in May 2020 and two LR2 tankers which are expected to be delivered in January and March 2021.